Intangible Assets Other Than Goodwill (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Acquired Finite Lived Intangible Assets
Revenues		$ 280,117,000	$ 187,946,000	$ 227,288,000
(Loss)/ gain on sale of vessels and Impairment loss		$ (36,731,000)	$ 25,000	$ 0
Nave Constellation
Acquired Finite Lived Intangible Assets
Charter hire daily rate	$ 48,153
Nave Constellation | Minimum
Acquired Finite Lived Intangible Assets
Revenues	54,388,000
Nave Universe
Acquired Finite Lived Intangible Assets
Charter hire daily rate	48,153
Nave Universe | Minimum
Acquired Finite Lived Intangible Assets
Revenues	54,388,000
Nave Constellation and Nave Universe
Acquired Finite Lived Intangible Assets
(Loss)/ gain on sale of vessels and Impairment loss	$ (32,688,000)
Number of vessels	2